Inventories - details of amounts due from customers for contract work (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Aggregate amount of costs incurred and recognized profits (less recognized losses) to date	€ 881	€ 959
Less: Progress billings	(886)	(1,130)
Construction contracts, net of advances on contract work	(5)	(171)
Amount due from customers for contract work	185	65
Less: Amount due to customers for contract work included in Other liabilities (current) (Note 22)	€ (190)	€ (236)